Deposits - Maturity Schedule of Term Deposits (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of deposits from customers [line items]
Term deposits	$ 343,646	$ 327,170
Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	58,006	53,064
Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	8,397	8,784
Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	145,258	150,618
Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	26,885	114,704
Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term deposits	105,100
Within 1 year [member]
Disclosure of deposits from customers [line items]
Term deposits	228,237	217,449
Within 1 year [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	38,941	32,928
Within 1 year [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	8,387	8,773
Within 1 year [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	57,346	66,492
Within 1 year [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	18,819	$ 109,256
Within 1 year [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term deposits	104,744
Over 1 year to 2 years [member]
Disclosure of deposits from customers [line items]
Term deposits	46,290
Over 1 year to 2 years [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	9,374
Over 1 year to 2 years [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	34,130
Over 1 year to 2 years [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	2,430
Over 1 year to 2 years [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term deposits	356
Over 2 years to 3 years [member]
Disclosure of deposits from customers [line items]
Term deposits	22,431
Over 2 years to 3 years [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	6,168
Over 2 years to 3 years [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	14,190
Over 2 years to 3 years [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	2,073
Over 3 years to 4 years [member]
Disclosure of deposits from customers [line items]
Term deposits	18,656
Over 3 years to 4 years [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	1,863
Over 3 years to 4 years [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	3
Over 3 years to 4 years [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	15,939
Over 3 years to 4 years [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	851
Over 4 years to 5 years [member]
Disclosure of deposits from customers [line items]
Term deposits	18,788
Over 4 years to 5 years [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	1,639
Over 4 years to 5 years [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	16,059
Over 4 years to 5 years [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	1,090
Over 5 years [member]
Disclosure of deposits from customers [line items]
Term deposits	9,244
Over 5 years [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	21
Over 5 years [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	7
Over 5 years [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	7,594
Over 5 years [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	1,622
Within 3 months [member]
Disclosure of deposits from customers [line items]
Term deposits	107,468
Within 3 months [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	14,208
Within 3 months [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	8,230
Within 3 months [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	28,625
Within 3 months [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	8,862
Within 3 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term deposits	47,543
Over 3 months to 6 months [member]
Disclosure of deposits from customers [line items]
Term deposits	37,142
Over 3 months to 6 months [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	9,459
Over 3 months to 6 months [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	150
Over 3 months to 6 months [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	7,569
Over 3 months to 6 months [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	4,166
Over 3 months to 6 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term deposits	15,798
Over 6 months to 12 months [member]
Disclosure of deposits from customers [line items]
Term deposits	83,627
Over 6 months to 12 months [member] | Personal [member]
Disclosure of deposits from customers [line items]
Term deposits	15,274
Over 6 months to 12 months [member] | Banks [member]
Disclosure of deposits from customers [line items]
Term deposits	7
Over 6 months to 12 months [member] | Business and government [member]
Disclosure of deposits from customers [line items]
Term deposits	21,152
Over 6 months to 12 months [member] | Trading deposits [member]
Disclosure of deposits from customers [line items]
Term deposits	5,791
Over 6 months to 12 months [member] | Deposits designated at fair value through profit or loss [member]
Disclosure of deposits from customers [line items]
Term deposits	$ 41,403